Debenture payable	12 Months Ended
Oct. 31, 2022
Debenture Payable [Abstract]
Debenture payable [Text Block]

11. Debenture payable

This debenture was issued on March 17, 2020 with an original maturity date of June 17, 2020 with a principal amount of $51,500 CAD. On June 17, 2020, December 17, 2020, June 17, 2021, December 17, 2021, June 17, 2022, and December 17, 2022, the debenture was extended for six month intervals. The most recent extension on December 17, 2022, extended the debenture to June 17, 2023. The debenture bears interest at a rate of 24% and is unsecured. Interest expense on this debenture of $9,604 USD has been recognized during the year ended October 31, 2022 (2021 - $7,261 USD, 2020 - $4,840 USD).